Interest income	12 Months Ended
Dec. 31, 2018
Interest income
Interest income

Note 9 Interest income

	2018	2017	2016
Interest, penalty interest	8	6	10
Interest, other receivables	7	5	1
Total interest income	15	11	11

All interest income is for financial assets reported at amortized cost. Interest income related to impaired financial assets, such as accounts receivable, are not significant.